UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22252

Name of Fund: BlackRock Fixed Income Value Opportunities

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Fixed Income Value Opportunities, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2009

Date of reporting period: 09/30/2009

Item 1	–	Schedule of Investments

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Par (000)		Value
Asset-Backed Securities(a)
Countrywide Asset-Backed Certificates:
Series 2005-17, Class 1AF2, 5.36%, 3/25/30	USD	2,557	$2,003,384
Series 2007-4, Class A1A, 0.37%, 9/25/37		1,938	1,760,597
Structured Asset Securities Corp., Series 2007-BC4, Class A3,
0.50%, 11/25/37		1,901	1,727,497

Total Asset-Backed Securities — 1.5%			5,491,478

Corporate Bonds
Capital Markets — 0.9%
TIAA Global Markets, Inc.,
5.13%, 10/10/12(b)		3,000	3,218,253

Commercial Banks — 1.4%
HSBC Bank USA N.A.,
4.63%, 4/01/14		5,000	5,160,365

Diversified Financial Services — 1.5%
The Bear Stearns Cos. LLC,
6.95%, 8/10/12		5,000	5,565,925

Diversified Telecommunication Services — 1.9%
Cincinnati Bell, Inc.,
8.25%, 10/15/17		500	493,000
Qwest Corp.:
8.88%, 3/15/12		610	642,025
8.38%, 5/01/16(b)		500	517,500
TELUS Corp., 8.00%, 6/01/11(c)		5,000	5,440,450

			7,092,975

Household Durables — 0.5%
Beazer Homes USA, Inc.,
12.00%, 10/15/17(b)		1,800	1,890,000

Independent Power Producers & Energy Traders — 0.1%
Calpine Construction Finance Co. LP/CCFC Finance Corp.,
8.00%, 6/01/16(b)		500	512,500

Insurance — 1.4%
Metropolitan Life Global Funding I,
5.13%, 4/10/13(b)		5,000	5,184,140

Media — 3.5%
Cox Communications, Inc.,
7.13%, 10/01/12		5,000	5,577,610
Thomson Reuters Corp.,
5.95%, 7/15/13(c)		2,000	2,195,630
Time Warner Cable, Inc.,
5.40%, 7/02/12		5,000	5,342,605

			13,115,845

Multi-Utilities — 3.5%
Dominion Resources, Inc.,
8.88%, 1/15/19		2,000	2,530,388
DTE Energy Co.,
7.05%, 6/01/11		5,000	5,319,390
Potomac Electric Power Co.,
4.65%, 4/15/14		5,000	5,223,810

			13,073,588

Oil, Gas & Consumable Fuels — 1.0%
Enbridge Energy Partners LP,
9.88%, 3/01/19		3,000	3,725,709

Paper & Forest Products — 0.7%
NewPage Corp.,
11.38%, 12/31/14(b)		2,450	2,407,125

Wireless Telecommunication Services — 2.0%
Alltel Corp.,
7.00%, 7/01/12		5,000	5,565,765
CC Holdings GS V LLC/Crown Castle GS III Corp.,
7.75%, 5/01/17(b)		750	776,250
Cricket Communications, Inc.,
7.75%, 5/15/16(b)		1,000	1,015,000

			7,357,015

Total Corporate Bonds — 18.4%			68,303,440

Floating Rate Loan Interests(a)
Aerospace & Defense — 0.3%
Booz Allen Hamilton, Inc., Tranche B Term Loan,
7.50%, 7/31/15		496	499,610
L-1 Identity Solutions Operating Co., Tranche B-1 Term Loan,
6.75%, 8/05/13		487	489,778

			989,388

Auto Components — 0.4%
Allison Transmission, Inc., Term Loan,
3.00%, 8/07/14		497	433,013
Goodyear Tire & Rubber Co., Term Loan (Second Lien),
2.00%, 4/30/14		450	419,465
Navistar International Corp.:
Revolving Credit Link Term Loan, 3.35-3.50%, 1/19/12		134	128,666
Term Advance, 3.50%, 1/19/12		367	353,833

			1,334,977

Chemicals — 0.7%
Ashland Inc., Term B Borrowing Loan,
7.65%, 5/13/14		341	348,084
Brenntag Holding GmbH & Co.:
Acquisition Facility 1 Term Loan, 2.27-2.99%, 1/20/14		43	41,388
Facility B-2 Term Loan, 2.27%, 1/20/14		445	424,312
Nalco Co., Term Loan,
6.50%, 5/13/16		499	506,855
PQ Corp. (aka Niagara Acquisition, Inc.), Original Term Loan (First Lien),
3.52-3.75%, 7/31/14		994	862,542
Solutia, Inc., Loan,
7.25%, 2/28/14		497	501,117

			2,684,298

Commercial Services & Supplies — 0.3%
Coinmach Service Corp.:
Delayed Draw Term Loan, 3.26-3.43%, 11/14/14		746	618,136
Term Loan, 3.43%, 11/14/14		496	409,375

			1,027,511

Computers & Peripherals — 0.3%
First Data Corp.:
Initial Tranche B-2 Term Loan, 3.01%-3.04%, 9/24/14		496	426,522
SunGard Data Systems, Inc., Incremental Term Loan,
6.75%, 2/28/14		496	497,791

			924,313

Trust Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, we have abbreviated certain descriptions according to the following list.	EUR GBP	Euro British Pound	GO USD	General Obligation Bonds US Dollar

BLACKROCK FIXED INCOME VALUE OPPORTUNITIES	SEPTEMBER 30, 2009	1

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)		Value
Floating Rate Loan Interests
Containers & Packaging — 0.1%
Smurfit-Stone Container Enterprises, Inc.:
US Revolving Loan, 1.00%, 1/28/10	USD	385	$373,450
US Term Loan, 10.00%, 2/03/10		145	144,769

			518,219

Diversified Financial Services — 0.2%
Wind Finance SL S.A., Euro Facility (Second Lien),
7.70%, 11/26/14	EUR	500	734,915

Diversified Telecommunication Services — 0.3%
Integra Telecom Holdings, Inc., Term Loan (First Lien),
6.35%, 8/31/13	USD	125	123,958
Laureate Education, Inc., Add-On Term B Loan,
5.29%, 8/17/14		1,000	997,500

			1,121,458

Food Products — 0.7%
Dole Food Co., Inc.:
Credit Linked Loan, 6.86%, 4/12/13		107	107,886
Solvest Term C Loan, 8.00%, 4/12/13		53	53,750
Tranche B Term Loan, 8.00%, 4/12/13		187	188,683
Tranche C Term Loan, 8.00%, 4/12/13		642	649,267
Wm. Wrigley Jr. Co., Tranche B Term Loan,
6.50%, 10/06/14		1,733	1,757,621

			2,757,207

Health Care Providers & Services — 0.8%
Community Health Systems, Inc.:
Delayed Draw Term Loan, 2.51%, 7/25/14		24	22,366
Funded Term Loan, 2.51-2.62%, 7/25/14		467	438,412
Fresenius SE:
Tranche B-1 Term Loan, 6.75%, 7/06/14		806	813,532
Tranche B-2 Term Loan, 6.75%, 7/06/14		434	438,259
HCA, Inc., Tranche A-1 Term Loan,
2.35%, 11/17/12		774	723,887
Healthsouth Corp., Term Loan,
2.52-2.53%, 3/11/13		496	476,446

			2,912,902

Household Durables — 0.1%
Jarden Corp., Term Loan B-3,
3.10%, 1/24/12		384	378,632

Household Products — 0.1%
Huish Detergents, Inc., Term Loan (Second Lien),
4.51%, 10/26/14		500	472,500

Internet Software & Services — 0.2%
Ceridian Corp., US Term Loan,
3.25%, 11/09/14		1,000	876,000

Leisure Equipment & Products — 0.3%
Harrah’s Operating Co., Inc., Term B-2 Loan,
3.50%, 1/28/18		1,219	983,466

Life Sciences Tools & Services — 0.2%
Life Technologies Corp., Term B Facility,
5.25%, 11/21/15		796	800,783

Media — 2.3%
Cengage Learning Acquisitions, Inc., Tranche 1 Incremental Term Loan,
7.50%, 7/03/14		995	972,575
Charter Communications Operating, LLC:
Incremental Term Loan, 7.94%, 3/06/14		1,000	1,006,000
New Term Loan, 6.25%, 3/06/14		497	473,845
HMH Publishing Co. Ltd., Tranche A Term Loan,
5.26%, 6/12/14		1,012	841,559
Newsday LLC, Term Loan,
9.75%, 8/01/13		650	675,187
Nielsen Finance LLC:
Class A Dollar Term Loan, 2.25%, 8/09/13		540	503,988
Class B Dollar Term Loan, 4.00%, 5/01/16		1,127	1,062,254
Tribune Receivables, LLC, Term Loan,
9.00%, 4/07/10		200	201,000
TWCC Holding Corp., Term Loan,
7.25%, 9/14/15		995	1,010,741
UPC Financing Partnership, Facility U,
4.49%, 12/31/17	EUR	500	674,608
Virgin Media Investment Holdings Ltd., A2 Facility,
4.50-4.68%, 3/03/11	GBP	530	804,658
World Color Press, Inc., Advance Term Loan,
9.00%, 7/10/12	USD	300	299,250

			8,525,665

Multiline Retail — 0.4%
AB Acquisitions UK Topco 2 Ltd., Facility B1,
3.50%, 7/06/15	GBP	1,000	1,379,502

Multi-Utilities — 0.8%
Texas Competitive Electric Holdings Co., LLC (TXU), Initial Tranche B-2 Term Loan,
3.75-3.76%, 10/10/14	USD	3,973	3,136,005

Oil, Gas & Consumable Fuels — 0.1%
Dynegy Holdings, Inc.:
Term L/C Loan, 4.02%, 4/02/13		462	444,045
Tranche B Term Loan, 4.02%, 4/02/13		37	35,837

			479,882

Paper & Forest Products — 0.1%
Georgia-Pacific LLC, Term Loan B,
2.30-2.46%, 12/20/12		429	411,520

Pharmaceuticals — 0.1%
DJO Finance, LLC/ReAble Therapeutics Finance, LLC, Term Loan,
3.26-3.60%, 5/20/14		496	476,053

Professional Services — 0.3%
Navistar Financial Corp., Tranche A Term Loan,
2.31%, 7/01/10		995	952,539

Wireless Telecommunication Services — 0.1%
Hargray Acquisition Co./DPC Acquisition LLC/HCP Acquisition LLC, Term Loan (First Lien),
2.72%, 6/27/14		496	463,439

Total Floating Rate Loan Interests — 9.2%			34,341,174

2	BLACKROCK FIXED INCOME VALUE OPPORTUNITIES	SEPTEMBER 30, 2009

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)		Value
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 31.4%
Adjustable Rate Mortgage Trust, Series 2005-5, Class 5A21,
5.30%, 9/25/35(a)	USD	3,823	$2,591,228
American Home Mortgage Investment Trust, Series 2005-1, Class 6A,
5.29%, 6/25/45(a)		3,658	2,246,151
Banc of America Funding Corp.:
Series 2004-B, Class 5A1, 4.25%, 11/20/34(a)		3,478	2,961,114
Series 2007-A, Class 2A1, 0.41%, 2/20/47(a)		2,495	1,407,135
Banc of America Mortgage Securities, Inc.:
Series 2005-D, Class 2A5, 4.79%, 5/25/35(a)		4,112	2,710,506
Series 2005-K, Class 2A1, 5.08%, 12/25/35(a)		9,898	8,216,308
Bear Stearns Adjustable Rate Mortgage Trust:
Series 2005-4, Class 3A1, 5.37%, 8/25/35(a)		3,589	3,010,386
Series 2005-6, Class 2A1, 5.40%, 8/25/35(a)		12,207	8,868,503
Bear Stearns ALT-A Trust:
Series 2005-4, Class 21A1, 4.21%, 5/25/35(a)		5,518	3,132,321
Series 2005-7, Class 24A1, 5.69%, 9/25/35(a)		12,209	7,339,424
Chase Mortgage Finance Corp., Series 2005-A1, Class 2A1,
5.24%, 12/25/35(a)		9,588	7,958,155
CitiMortgage Alternative Loan Trust, Series 2007-A8, Class A1,
6.00%, 10/25/37		4,075	3,076,369
Countrywide Alternative Loan Trust:
Series 2005-21CB, Class A3, 5.25%, 6/25/35		3,212	2,564,881
Series 2005-23CB, Class A15, 5.50%, 7/25/35		2,755	2,064,656
Series 2005-86CB, Class A8, 5.50%, 2/25/36		4,358	3,556,032
Series 2006-24CB, Class A23, 6.00%, 6/25/36		3,617	2,858,743
Series 2007-16CB, Class 1A7, 6.00%, 8/25/37		6,560	4,645,131
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2006-9, Class A17, 0.77%, 5/25/36(a)		4,344	3,036,126
Series 2007-17, Class 1A1, 6.00%, 10/25/37		3,185	2,513,000
Series 2007-HY3, Class 4A1, 5.97%, 6/25/47(a)		4,975	3,348,814
Credit Suisse First Boston Mortgage Securities Corp., Series 2006-3, Class 4A3,
5.50%, 4/25/36		3,303	2,574,896
Deutsche ALT-A Securities, Inc., Series 2006-OA1, Class A1,
0.45%, 2/25/47(a)		3,958	1,908,847
GMAC Mortgage Corp. Loan Trust, Series 2005-AR2, Class 2A,
4.88%, 5/25/35(a)		3,067	2,436,676
Indymac Index Mortgage Loan Trust, Series 2006-AR31, Class A3,
5.92%, 11/25/36(a)		3,692	2,286,802
JPMorgan Mortgage Trust:
Series 2006-A2, Class 2A1, 5.75%, 4/25/36(a)		2,607	2,105,834
Series 2006-A4, Class 4A2, 5.75%, 6/25/36(a)		2,368	1,896,235
Series 2007-S1, Class 1A2, 5.50%, 3/25/22		3,847	3,260,058
Master Asset Securitization Trust, Series 2006-1, Class 4A1,
5.75%, 2/25/21		2,237	2,080,890
Merrill Lynch Mortgage Trust, Series 2006-A3, Class 3A1,
5.79%, 5/25/36(a)		4,146	2,434,480
Residential Accredit Loans, Inc., Series 2005-QS13, Class 1A5,
5.50%, 9/25/35		3,000	2,237,369
Thornburg Mortgage Securities Trust:
Series 2006-5, Class A1, 0.37%, 9/25/46(a)		1,630	1,560,255
Series 2006-6, Class A1, 0.36%, 11/25/46(a)		3,402	3,148,727
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR15, Class 2A1, 5.11%, 9/25/35(a)		1,414	1,292,919
Series 2006-AR10, Class 5A5, 5.59%, 7/25/36(a)		6,200	4,259,987
Series 2006-AR13, Class A2, 5.75%, 9/25/36(a)		3,498	2,431,890
Series 2006-AR2, Class 2A5, 5.03%, 3/25/36(a)		3,800	2,831,250

			116,852,098

Commercial Mortgage-Backed Securities — 47.2%
Banc of America Commercial Mortgage, Inc., Series 2001-PB1, Class A2,
5.79%, 5/11/35		4,439	4,585,633
Bear Stearns Commercial Mortgage Securities, Series 2002-TOP6, Class A2,
6.46%, 10/15/36		1,770	1,866,458
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class ASB,
5.89%, 12/10/49(a)		5,000	4,669,138
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2006-CD2, Class AAB, 5.57%, 1/15/46(a)		4,000	3,936,903
Series 2007-CD4, Class ASB, 5.28%, 12/11/49		9,000	8,452,028
Commercial Mortgage Pass-Through Certificates, Series 2007-C9, Class AAB,
6.01%, 12/10/49(a)		10,000	9,546,351
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class 4A,
5.44%, 9/15/34		4,531	4,666,875
GE Capital Commercial Mortgage Corp., Series 2005-C4, Class ASB,
5.48%, 11/10/45(a)		8,000	8,326,759
Greenwich Capital Commercial Funding Corp.:
Series 2007-GG11, Class A2, 5.60%, 12/10/49		10,000	9,903,652
Series 2007-GG9, Class A2, 5.38%, 3/10/39		5,605	5,566,266
Series 2007-GG9, Class AAB, 5.44%, 3/10/39(d)		13,633	13,140,736
GS Mortgage Securities Corp. II:
Series 2006-GG6, Class A2, 5.51%, 4/10/38(a)(d)		13,000	13,089,818
Series 2006-GG6, Class AAB, 5.59%, 4/10/38(a)		5,320	5,255,467
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2006-CB15, Class ASB, 5.79%, 6/12/43(a)		10,000	9,836,174
Series 2007-LDII, Class ASB, 6.01%, 6/15/49(a)		7,700	7,451,670
LB-UBS Commercial Mortgage Trust:
Series 2001-C2, Class A2, 6.65%, 11/15/27		5,500	5,757,765

BLACKROCK FIXED INCOME VALUE OPPORTUNITIES	SEPTEMBER 30, 2009	3

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)		Value
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities (concluded)
Series 2006-C7, Class A2, 5.30%, 11/15/38	USD	3,000	$2,993,875
Series 2007-C1, Class AAB, 5.40%, 2/15/40		11,174	10,688,624
Morgan Stanley Capital I, Inc., Series 2007-IQ14, Class AAB,
5.65%, 4/15/49(a)		10,000	9,197,579
Wachovia Bank Commercial Mortgage Trust:
Series 2005-C22, Class A4, 5.44%, 12/15/44(a)(d)		13,000	12,716,130
Series 2006-C24, Class A3, 5.56%, 3/15/45(a)(d)		14,000	13,521,435
Series 2007-C33, Class A2, 6.05%, 2/15/51(a)		10,480	10,499,221

			175,668,557

Total Non-Agency Mortgage-Backed Securities — 78.6%			292,520,655

Taxable Municipal Bonds — 1.4%
State of California Various Purposes GO,
5.65%, 4/01/39(a)		5,000	5,314,700

U.S. Government Sponsored Agency Securities
Federal Deposit Insurance Corporation Guaranteed — 1.9%
General Electric Capital Corp.:
2.25%, 3/12/12		2,000	2,036,118
2.00%, 9/28/12		2,000	2,011,146
2.13%, 12/21/12		3,000	3,027,249

Total U.S. Government Sponsored Agency Securities — 1.9%			7,074,513

U.S. Treasury Obligations — 2.4%
U.S. Treasury Notes, 3.00%, 9/30/16(e)		8,800	8,835,059

Total Long-Term Investments (Cost — $361,784,367) — 113.4%			421,881,019

	Shares
Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.22%(f)(g) (Cost — $2,904,936) — 0.8%		2,904,936	2,904,936

Total Investments (Cost — $364,689,303*) — 114.2%			424,785,955
Liabilities in Excess of Other Assets — (14.2)%			(52,708,876)

Net Assets — 100.0%			$372,077,079

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$364,689,303

Gross unrealized appreciation	$60,173,940
Gross unrealized depreciation	(77,288)

Net unrealized appreciation	$60,096,652

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	US dollar denominated security issued by foreign domiciled entity.

(d)	Security held as collateral in connection with the Term Asset-Backed Securities Loan Facility (“TALF”) program.

(e)	All or a portion of security pledged as collateral for reverse repurchase agreements.

(f)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity		Income
BlackRock Liquidity Funds, TempFund, Institutional Class	$2,904,936	**	$205,803

**	Represents net purchase cost.

(g)	Represents the current yield as of report date.

•	Reverse repurchase agreements outstanding as of September 30, 2009 were as follows:

Counterparty	Interest Rate	Settlement Date	Maturity Date	Net Closing Amount	Par
JPMorgan Chase Bank N.A.	0.08%	09/30/09	Open	$7,026,250	$7,026,250

•	The following is a summary of outstanding TALF as of September 30, 2009:

Number of Loans	Aggregate Amount of Loans	Maturity Date	Interest Rate	Value of Eligible Securities
4	$41,952,891	07/24/14	3.87%	$52,468,119

•	Foreign currency exchange contracts as of September 30, 2009 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,788,960	GBP	1,094,500	Citibank, N.A.	10/28/09	$40,010
USD	1,171,577	EUR	803,000	Citibank, N.A.	11/18/09	(3,447)

Total						$36,563

•	Financial futures contracts purchased as of September 30, 2009 were as follows:

Contracts	Issue	Exchange	Expiration Date	Face Value	Unrealized Appreciation
56	U.S. Treasury Note (5 Year)	Chicago	December 2009	$6,501,250	$1,021

•	Financial futures contracts sold as of September 30, 2009 were as follows:

Contracts	Issue	Exchange	Expiration Date	Face Value	Unrealized Depreciation
46	U.S. Treasury Notes (2 Year)	Chicago	December 2009	$9,980,563	$(12,031)

4	BLACKROCK FIXED INCOME VALUE OPPORTUNITIES	SEPTEMBER 30, 2009

Schedule of Investments (continued)

•	Credit default swaps on single-name issues - buy protection outstanding as of September 30, 2009 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Depreciation
First Data Corp.	5.00%	JPMorgan Chase Bank, N.A.	September 2014	USD	1,000	$(67,422)
Macy’s, Inc.	5.00%	Credit Suisse International	September 2014	USD	1,000	(10,861)
Marathon Oil Corp.	1.00%	Deutsche Bank AG	September 2014	USD	5,000	(68,359)
Masco Corp.	1.00%	Credit Suisse International	September 2014	USD	1,000	(34,357)
The New York Times Co.	5.00%	Citibank N.A.	September 2014	USD	1,000	(77,472)
Nordstrom, Inc.	1.00%	Credit Suisse International	September 2014	USD	5,000	(79,964)
R.R. Donnelley & Sons Co.	1.00%	Citibank, N.A.	September 2014	USD	1,000	(48,187)
Royal Caribbean Cruises Ltd.	5.00%	Credit Suisse International	September 2014	USD	1,000	(75,772)
Simon Property Group, LP	1.00%	Citibank N.A.	September 2014	USD	5,000	(197,969)
Staples, Inc.	1.00%	Credit Suisse International	September 2014	USD	5,000	(59,550)
Starwood Hotels & Resorts Worldwide, Inc.	5.00%	Credit Suisse International	September 2014	USD	1,000	(52,942)
Sunoco, Inc.	1.00%	Citibank N.A.	September 2014	USD	5,000	(121,683)
Transocean Ltd.	1.00%	Deutsche Bank AG	September 2014	USD	5,000	(56,736)
Westvaco Corp.	1.00%	JPMorgan Chase Bank, N.A.	September 2014	USD	5,000	(58,020)

Total						$(1,009,294)

•	Credit default swaps on traded indexes - buy protection outstanding as of September 30, 2009 were as follows:

Index	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Depreciation
Commercial Mortgage-Backed North America Index Series 4	0.35%	Citibank N.A.	February 2051	USD	10,000	$(310,361)

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Trust’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2009 in determining the fair valuation of the Trust’s investments:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities:
Assets:
Asset-Backed Securities	—	$5,491,478	—	$5,491,478
Corporate Bonds	—	68,303,440	—	68,303,440
Floating Rate Loan Interests	—	27,307,714	$7,033,460	34,341,174
Non-Agency Mortgage-Backed Securities	—	292,520,655	—	292,520,655
Taxable Municipal Bonds	—	5,314,700	—	5,314,700

BLACKROCK FIXED INCOME VALUE OPPORTUNITIES	SEPTEMBER 30, 2009	5

Schedule of Investments (concluded)

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
U.S. Government Sponsored Agency Securities	—	$7,074,513	—	$7,074,513
U.S. Treasury Obligations	—	8,835,059	—	8,835,059
Short-Term Securities	$2,904,936	—	—	2,904,936
Other Financial Instruments:[1]
Assets:	1,021	40,010	—	41,031
Liabilities:	(12,031)	(1,323,102)	$(41,952,891)	(43,288,024)

Total	$2,893,926	$413,564,467	$(34,919,431)	$381,538,962

[1]

Other financial instruments are foreign currency exchange contracts, financial futures contracts, TALF and swaps contracts. Foreign currency exchange contracts, financial futures contracts and swaps contracts are valued at the unrealized appreciation/depreciation on the instrument and TALF are shown at market value.

The following table is a reconciliation of Level 3 investments and other financial instruments for which significant unobservable inputs were used to determine fair value:

Investments in Securities
Floating Rate Loan Interests
Balance, as of February 27, 2009	—
Accrued discounts/premiums	$98,717
Realized gain	2,556
Change in unrealized appreciation (depreciation)[2]	804,351
Net purchases	6,127,836
Net transfers in/out of Level 3	—

Balance, as of September 30, 2009	$7,033,460

Other Financial Instruments[3]
Balance, as of February 27, 2009	—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	$(41,952,891)
Net transfers in/out of Level 3	—

Balance, as of September 30, 2009	$(41,952,891)

[2]	Represents the change in unrealized appreciation/depreciation on securities still held at September 30, 2009.
[3]	Other financial instruments are TALF.

6	BLACKROCK FIXED INCOME VALUE OPPORTUNITIES	SEPTEMBER 30, 2009

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Fixed Income Value Opportunities

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Fixed Income Value Opportunities

Date: November 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Fixed Income Value Opportunities

Date: November 20, 2009

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Fixed Income Value Opportunities

Date: November 20, 2009